Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019